Annual Fund Operating Expenses	Apr. 30, 2026
U.S. Global Jets ETF | U.S. Global Jets ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%
U.S. Global GO GOLD and Precious Metal Miners ETF | U.S. Global GO GOLD and Precious Metal Miners ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%
U.S. Global Sea to Sky Cargo ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
U.S. Global Sea to Sky Cargo ETF | U.S. Global Sea to Sky Cargo ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	1.72%
Expenses (as a percentage of Assets)	2.32%
Fee Waiver or Reimbursement	(1.72%)
Net Expenses (as a percentage of Assets)	0.60%	[1]
U.S. Global Technology and Aerospace & Defense ETF | U.S. Global Technology and Aerospace & Defense ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%

[1]	Pursuant to a contractual operating expense limitation between U.S. Global Investors, Inc., the Fund’s investment adviser (the “Adviser”), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b‑1 (collectively, “Excludable Expenses”)) do not exceed 0.60% for the first $100 million of the Fund’s average daily net assets and 0.70% for net assets greater than $100 million, through at least April 30, 2027, unless terminated sooner by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees” or the “Board”). To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed the applicable expense limitation. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for up to three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.